Exhibit 99.1

SBL Commercial Mortgage Trust 2016-KIND

Commercial Mortgage Pass-Through Certificates, Series 2016-KIND

Report To:

Security Benefit Life Insurance Company

Citigroup Global Markets Inc.

10 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Security Benefit Life Insurance Company 330 Madison Avenue New York, New York 10017	Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

Re:	SBL Commercial Mortgage Trust 2016-KIND Commercial Mortgage Pass-Through Certificates, Series 2016-KIND (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Security Benefit Life Insurance Company (the “Sponsor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that secures the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor provided us with the following information:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Sponsor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Sponsor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Sponsor instructed us to perform no procedures,
f.	A draft of the offering circular for the SBL Commercial Mortgage Trust 2016-KIND securitization transaction (the “Draft Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Sponsor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Offering Circular or any other information provided to us by the Sponsor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 February 2016

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Sponsor indicated that:

a.	The Certificates will represent beneficial interests in SBL Commercial Mortgage Trust 2016-KIND (the “Issuing Entity”) that will be established by the Sponsor,
b.	The assets of the Issuing Entity will consist primarily of a 10-year fixed rate mortgage loan (the “Mortgage Loan”) issued by KCP RE LLC, a Delaware limited liability company (the “Borrower”),
c.	The Mortgage Loan is secured by, among other things, first lien mortgages on the Borrower’s fee simple interests in 550 child care centers located in 37 states (each, a “Property,” and collectively, the “Properties”) and
d.	The Mortgage Loan has a related fixed rate mezzanine loan (the “Mezzanine Loan”).

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	We obtained from the Sponsor:
a.	An electronic data file (the “Preliminary Data File”) that the Sponsor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties and Total Debt associated with the Mortgage Loan as of 6 February 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

2.	As instructed by the Sponsor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Sponsor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Sponsor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Sponsor indicated contains information on the Mortgage Loan, Mezzanine Loan, Properties and Total Debt associated with the Mortgage Loan as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Term To Maturity (Mos.) and
b.	Seasoning

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term To Maturity (Mos.)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	For the Mortgage Loan, the loan agreement Source Document indicates that the Borrower is required to remit monthly payments of interest and quarterly payments of principal in accordance with an amortization schedule described in the loan agreement Source Document (the “Kindercare Portfolio Amortization Schedule”). Based on this information, the Sponsor instructed us to use:
a.	“Scheduled Amortization. Monthly interest only and quarterly scheduled amortization.” for the for the “Original Amortization Term (Mos.)” and Original Interest-Only Period (Mos.) characteristics and
b.	“NAP” for the “Remaining Amortization Term (Mos.)” and the “Remaining Interest-Only Period (Mos.)” characteristics on the Final Data File. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance ($),
b.	Seasoning,
c.	First Due Date and
d.	Maturity Date

of the Mortgage Loan, as applicable, all as shown on the Final Data File, and information on the Kindercare Portfolio Amortization Schedule, we recalculated the:

i.	Cut-off Date Balance ($),
ii.	Allocated Cut-off Date Balance (multi-property) and
iii.	Balloon Balance ($)

of the Mortgage Loan, assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and there are no prepayments or unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Sponsor instructed us to ignore differences of $1 or less.

Additionally, the Sponsor instructed us to allocate the “Allocated Cut-off Date Balance (multi-property)” of the Mortgage Loan to each Property pro-rata based on the allocated original balance for each related Property, as shown on the loan agreement Source Document.

9.	Using:
a.	Information on the Kindercare Portfolio Amortization Schedule and
b.	The calculation methodologies provided by the Sponsor which are described in the succeeding two paragraphs of this Item 9.,

we recalculated the:

i.	Monthly Payment
ii.	Annual Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data and found such information to be in agreement.

Attachment A Page 4 of 6

9. (continued)

For the purpose of this procedure, the Sponsor instructed us to recalculate the “Monthly Payment” of the Mortgage Loan as the average of the highest 12 consecutive monthly principal and interest payments of the Mortgage Loan, as shown on the Kindercare Portfolio Amortization Schedule.

For the purpose of this procedure, the Sponsor instructed us to recalculate the “Annual Debt Service” of the Mortgage Loan as the sum of the highest 12 consecutive monthly principal and interest payments of the Mortgage Loan, as shown on the Kindercare Portfolio Amortization Schedule.

10.	For the Mezzanine Loan, the mezzanine loan agreement Source Document indicates that the Mezzanine Loan is interest-only for its entire term. Based on this information, the Sponsor instructed us to use the “Mezzanine Debt Original Amount” of the Mezzanine Loan, as shown on the Final Data File, as the principal balance of the Mezzanine Loan as of the Cut-off Date (the “Mezzanine Debt Cut-off Date Balance”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mezzanine Debt Original Amount,
b.	Mezzanine Debt Interest Rate and
c.	Interest Accrual Method

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Sponsor which are described in the succeeding two paragraphs of this Item 11., we recalculated the “Mezzanine Debt Annual Payment”

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Sponsor instructed us to recalculate the “Mezzanine Debt Annual Payment” of the Mezzanine Loan as the product of:

i.	The “Mezzanine Debt Original Amount,” as shown on the Final Data File,
ii.	The “Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

Additionally, for the purpose of this procedure, the Sponsor, instructed us to recalculate the “Mezzanine Debt Annual Payment” characteristic without regard to any adjustments for a leap year.

Attachment A Page 5 of 6

12.	Using the:
a.	Annual Debt Service,
b.	Cut-off Date Balance ($),
c.	Balloon Balance ($),
d.	Underwritten Net Operating Income ($),
e.	Underwritten Net Cash Flow ($),
f.	2012 NCF,
g.	2013 NCF,
h.	2014 NCF,
i.	TTM 7/31/15 NCF,
j.	Appraised Value ($) and
k.	Units, Pads, Rooms, Sq Ft

of the Mortgage Loan and Properties, as applicable, all as shown on the Final Data File, and the applicable information, assumptions and methodologies described in the Draft Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2012 NCF DSCR,
iv.	2013 NCF DSCR,
v.	2014 NCF DSCR,
vi.	TTM 7/31/15 NCF DSCR,
vii.	Cut-off Date LTV Ratio (%),
viii.	LTV Ratio at Maturity (%),
ix.	Debt Yield on Underwritten Net Operating Income (%),
x.	Debt Yield on Underwritten Net Cash Flow (%) and
xi.	Loan Per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Sponsor to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2012 NCF DSCR,” “2013 NCF DSCR,” “2014 NCF DSCR” and “TTM 7/31/15 NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

Attachment A Page 6 of 6

13.	Using the:
a.	Original Balance ($),
b.	Mezzanine Debt Original Amount,
c.	Cut-off Date Balance ($),
d.	Mezzanine Debt Cut-off Date Balance,
e.	Mortgage Loan Rate (%),
f.	Mezzanine Debt Interest Rate,
g.	Annual Debt Service and
h.	Mezzanine Debt Annual Payment

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of the Total Debt associated with the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:

i. Total Loan DSCR and

ii. Total Loan LTV

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Sponsor to round the “Total Loan DSCR” to two decimal places and the “Total Loan LTV” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	13 November 2015

Loan Agreement	13 November 2015

Closing Statement	13 November 2015

Letter of Credit	13 November 2015

Deposit Account Agreement	13 November 2015

Guaranty Agreement	13 November 2015

Mezzanine Loan Agreement	13 November 2015

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Master Appraisal Report	6 November 2015

Engineering Reports	2 November 2015

Phase I Environmental Reports	2 November 2015

Phase II Environmental Reports	4 January 2016

Seismic Reports	2 November 2015

Underwriter’s Summary Report	6 January 2016

Title Policy Summary Schedule (see Note 1)	20 January 2016

Master Insurance Certificate	28 October 2015

Master Lease Agreement	1 August 2015

Exhibit 1 to Attachment A

Note:

1.	The Sponsor provided an electronic Microsoft Word file titled “KinderCare – Property List.docx” (the “Title Policy Summary Schedule”), which the Sponsor indicated contains the ownership interest that is shown on the applicable title policy for each Property. We were not provided with the individual title policy for each Property, and we performed no procedures to determine the accuracy, completeness or reasonableness of the information on the Title Policy Summary Schedule provided by the Sponsor.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Collateral Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
General Property Type	Master Appraisal Report
Detailed Property Type	Master Appraisal Report
Unit Description	Appraisal Report
Units, Pads, Rooms, Sq Ft	Appraisal Report
Occupancy (%)	Appraisal Report
Occupancy Date	Master Lease Agreement
Single Tenant (Y/N)	Master Appraisal Report

Third Party Information:

Characteristic	Source Document

Appraised Value ($) (see Note 2)	Appraisal Report
Appraisal Date	Appraisal Report
Appraised Value ($) Cap Rate	Appraisal Report
Dark Value	Appraisal Report
Dark Value Cap Rate	Appraisal Report
As Stabilized Appraised Value ($)	Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Master Appraisal Report
Appraiser Designation	Master Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 3)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 3)	Phase II Environmental Report
Seismic Report Date (see Note 4)	Seismic Report
PML or SEL (%) (see Note 4)	Seismic Report
Earthquake Insurance Required (Y/N) (see Note 5)	Seismic Report
Blanket Insurance Policy (Yes/No)	Master Insurance Certificate

Exhibit 2 to Attachment A

Major Tenant Information:

Characteristic	Source Document

Tenant	Master Lease Agreement
Tenant Sq Ft	Appraisal Report
Tenant Lease Expiration	Master Lease Agreement

Underwriting Information: (see Note 6)

Characteristic	Source Document

2012 4-Wall EBITDAR	Underwriter’s Summary Report
2012 NOI Date	Underwriter’s Summary Report
2012 EGI	Underwriter’s Summary Report
2012 Expenses	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 4-Wall EBITDAR	Underwriter’s Summary Report
2013 NOI Date	Underwriter’s Summary Report
2013 EGI	Underwriter’s Summary Report
2013 Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 4-Wall EBITDAR	Underwriter’s Summary Report
2014 NOI Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
TTM 7/31/15 4-Wall EBITDAR	Underwriter’s Summary Report
TTM 7/31/15 EGI	Underwriter’s Summary Report
TTM 7/31/15 Expenses	Underwriter’s Summary Report
TTM 7/31/15 NOI	Underwriter’s Summary Report
TTM 7/31/15 NCF	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Closing Statement
Ongoing Insurance Reserve ($)	Closing Statement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Replacement Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note
Originator	Promissory Note
Origination Date	Promissory Note
Original Balance ($)	Loan Agreement
Mortgage Loan Rate (%)	Loan Agreement
Amortization Type (see Note 7)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 7)	Loan Agreement and Mezzanine Loan Agreement
First Due Date	Loan Agreement
Maturity Date	Loan Agreement
Due Date	Loan Agreement
Grace Period- Late Fee	Loan Agreement
Grace Period- Default	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Sponsor	Loan Agreement
Last IO Due Date	Loan Agreement
First P&I Due Date	Loan Agreement
Lockbox (see Note 8)	Loan Agreement and Deposit Account Agreement
Cash Management (see Note 9)	Loan Agreement and Deposit Account Agreement
Cash Management Triggers	Loan Agreement and Deposit Account Agreement
Prepayment Provision	Loan Agreement
Lockout Period	Loan Agreement
Lockout Expiration Date	Loan Agreement
Prepayment / Defeasance Begin Date	Loan Agreement
Prepayment / Defeasance End Date	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date	Loan Agreement
Open Period (Payments)	Loan Agreement
Prepayment Type	Loan Agreement
Yield Maintenance Index	Loan Agreement
Yield Maintenance Discount	Loan Agreement
Yield Maintenance Margin	Loan Agreement
Yield Maintenance Calculation Method	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Ownership Interest	Title Policy Summary Schedule
Letter of Credit?	Letter of Credit
Letter of Credit Balance	Letter of Credit
Letter of Credit Description	Loan Agreement
Mezzanine Debt Original Amount	Mezzanine Loan Agreement
Mezzanine Debt Interest Rate	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date	Mezzanine Loan Agreement
Other Subordinate Debt Balance	Loan Agreement
Other Subordinate Debt Type	Loan Agreement
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, we were instructed by the Sponsor to ignore differences that are standard postal abbreviations.

2.	Each appraisal report Source Document contains an individual appraised value for the respective Property that in aggregate equal $1,072,775,000. The master appraisal report Source Document contains an “Aggregate Retrospective Market Value of the Leased Fee Interest (As-Is) of May/June 2015” appraised value for all of the Properties of $1,072,925,000. For the purpose of comparing the “Appraised Value ($)” characteristic for the Mortage Loan, the Sponsor instructed us to use $1,072,775,000, which is the sum of the individual appraised values for each respective Property.

3.	The Sponsor instructed us to perform procedures on the ”Environmental Phase II” and “Environmental Phase II Report Date” characteristics only for Properties that have a phase II environmental report Source Document. For each Property that does not have a phase II environmental report Source Document, the Sponsor instructed us to use “No” for the “Environmental Phase II” characteristic and “NAP” for the “Environmental Phase II Report Date” characteristic.

4.	The Sponsor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Properties that have a seismic report Source Document. For each Property that does not have a seismic report Source Document, the Sponsor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

5.	For each Property, the Sponsor instructed us to use “Yes” for the “Earthquake Insurance Required (Y/N)” characteristic if the Property is located in the state of California and/or if the “PML or SEL (%)” characteristic on the Preliminary Data File is greater than or equal to 20%. If the Property is not located in California and the “PML or SEL (%)” characteristic on the Preliminary Data File is less than 20% or is “NAP” (see Note 3 above), the Sponsor instructed us to use “No” for the “Earthquake Insurance Required (Y/N)” characteristic.

6.	For the purpose of comparing the “Underwriting Information” characteristics the Sponsor instructed us to ignore differences of $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Amortization Type” and “Interest Accrual Method” characteristics, the Sponsor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown in the in the loan agreement and mezzanine loan agreement Source Documents, respectively.

8.	For the purpose of comparing the “Lockbox” characteristic, the Sponsor instructed us to use “Hard” for the “Lockbox” characteristic if the loan agreement and deposit account agreement Source Documents require all tenants to pay rents directly to a lockbox account controlled by the lender.

9.	For the purpose of comparing the “Cash Management” characteristic, the Sponsor instructed us to use “In-Place” for the “Cash Management” characteristic if for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and such funds are disbursed according to the mortgage loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the mortgage loan documents have occurred and are outstanding), generally on a daily basis.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan / Property Flag
Number of Properties
Mortgage Loan Seller
Property Name
Center ID
Environmental Insurance Required (Y/N)
Lien Position
Ground Lease Y/N
Administrative Fee

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.